Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
In response to Item 402(x)(1) of Regulation S-K, we do not (and did not in 2025) grant awards of stock options, stock appreciation rights, similar option-like instruments, or other equity awards in anticipation of the release of material, non-public information, nor do we time the release of material, non-public information based on equity grant dates. The Compensation and HR Committee has delegated the authority to make off-cycle equity grants under the Amended and Restated Citizens Financial Group, Inc. 2014 Omnibus Incentive Plan (the "2014 Omnibus Plan") to participants other than our executives to the Equity Committee of the Board, which is comprised of our Chairman and CEO, subject to limits established by the Compensation and HR Committee.

Award Timing Method
In response to Item 402(x)(1) of Regulation S-K, we do not (and did not in 2025) grant awards of stock options, stock appreciation rights, similar option-like instruments, or other equity awards in anticipation of the release of material, non-public information, nor do we time the release of material, non-public information based on equity grant dates. The Compensation and HR Committee has delegated the authority to make off-cycle equity grants under the Amended and Restated Citizens Financial Group, Inc. 2014 Omnibus Incentive Plan (the "2014 Omnibus Plan") to participants other than our executives to the Equity Committee of the Board, which is comprised of our Chairman and CEO, subject to limits established by the Compensation and HR Committee.

Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
In response to Item 402(x)(1) of Regulation S-K, we do not (and did not in 2025) grant awards of stock options, stock appreciation rights, similar option-like instruments, or other equity awards in anticipation of the release of material, non-public information, nor do we time the release of material, non-public information based on equity grant dates. The Compensation and HR Committee has delegated the authority to make off-cycle equity grants under the Amended and Restated Citizens Financial Group, Inc. 2014 Omnibus Incentive Plan (the "2014 Omnibus Plan") to participants other than our executives to the Equity Committee of the Board, which is comprised of our Chairman and CEO, subject to limits established by the Compensation and HR Committee.

MNPI Disclosure Timed for Compensation Value	false